Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

March 31, 2025

		Shares	Value
Equities	96.2%

Aerospace & Defense	0.9%
Ducommun, Inc.*		95,700	$5,553,471

Banks	2.7%
1st Source Corp.		73,500	4,396,035
FB Financial Corp.		123,500	5,725,460
Nicolet Bankshares, Inc.		55,200	6,014,592
			16,136,087

Beverages	1.1%
The Vita Coco Co., Inc.*		207,400	6,356,810

Biotechnology	11.9%
ADMA Biologics, Inc.*		1,583,700	31,420,608
Ardelyx, Inc.*		851,900	4,182,829
CareDx, Inc.*		379,371	6,733,835
Catalyst Pharmaceuticals, Inc.*		467,100	11,327,175
Kiniksa Pharmaceuticals International PLC*		237,200	5,268,212
MannKind Corp.*		968,400	4,871,052
Veracyte, Inc.*		238,500	7,071,525
			70,875,236

Chemicals	0.8%
Hawkins, Inc.		45,700	4,840,544

Commercial Services & Supplies	3.7%
Aris Water Solutions, Inc.		195,200	6,254,208
Interface, Inc.		425,300	8,437,952
VSE Corp.		58,600	7,031,414
			21,723,574

Communications Equipment	1.3%
Applied Optoelectronics, Inc.*		495,815	7,610,760

Construction & Engineering	7.3%
Argan, Inc.		55,800	7,319,286
Limbach Hldgs., Inc.*		110,800	8,251,276
Matrix Service Co.*		221,075	2,747,962
Primoris Services Corp.		242,900	13,944,889
Sterling Construction Co., Inc.*		27,300	3,090,633
Tutor Perini Corp.*		336,200	7,793,116
			43,147,162

Consumer Finance	1.7%
EZCORP, Inc.*		685,500	10,090,560

Consumer Staples Distribution & Retail	0.8%
Natural Grocers by Vitamin Cottage, Inc.		117,900	4,739,580

Diversified Consumer Services	1.8%
Lincoln Educational Services Corp.*		189,600	3,008,952
OneSpaWorld Hldgs. Ltd.		465,400	7,814,066
			10,823,018

Electrical Equipment	2.9%
American Superconductor Corp.*		634,400	11,508,016
LSI Industries, Inc.		169,200	2,876,400
Powell Industries, Inc.		16,800	2,861,544
			17,245,960

Electronic Equipment, Instruments & Components	2.2%
Climb Global Solutions, Inc.		24,000	2,658,240
FARO Technologies, Inc.*		163,000	4,449,900
PowerFleet, Inc.*		1,068,800	5,867,712
			12,975,852

Energy Equipment & Services	1.8%
Helix Energy Solutions Group, Inc.*		501,700	4,169,127
Precision Drilling Corp.*		68,400	3,188,809
RPC, Inc.		626,400	3,445,200
			10,803,136

Entertainment	2.6%
IMAX Corp.*		579,600	15,272,460

Healthcare Equipment & Supplies	5.5%
Artivion, Inc.*		190,400	4,680,032
Atricure, Inc.*		151,500	4,887,390
Axogen, Inc.*		300,500	5,559,250
Bioventus, Inc.*		601,714	5,505,683
Delcath Systems, Inc.*		362,200	4,610,806
LeMaitre Vascular, Inc.		90,800	7,618,120
			32,861,281

Healthcare Providers & Services	3.2%
GeneDx Hldgs. Corp.*		123,500	10,937,778
Pediatrix Medical Group, Inc.*		545,600	7,905,744
			18,843,522

Hotels, Restaurants & Leisure	6.1%
Despegar.com Corp.*		389,300	7,314,947
Lindblad Expeditions Hldgs., Inc. *		266,000	2,465,820
Playa Hotels & Resorts NV*		705,100	9,398,983
Rush Street Interactive, Inc.*		991,900	10,633,168
Sweetgreen, Inc.*		250,101	6,257,527
			36,070,445

Household Durables	1.1%
M/I Homes, Inc.*		58,200	6,645,276

Information Technology Services	1.8%
Backblaze, Inc.*		538,700	2,601,921
Grid Dynamics Hldgs., Inc.*		503,000	7,871,950
			10,473,871

Insurance	2.0%
Employers Hldgs., Inc.		96,100	4,866,504
Skyward Specialty Insurance Group, Inc.*		131,600	6,964,272
			11,830,776

Interactive Media & Services	0.8%
QuinStreet, Inc.*		262,800	4,688,352

Leisure Products	1.0%
Malibu Boats, Inc.*		190,900	5,856,812

Machinery	3.4%
Blue Bird Corp.*		358,900	11,617,593
REV Group, Inc.		172,600	5,454,160
The Gorman-Rupp Corp.		90,900	3,190,590
			20,262,343

Media	0.4%
Magnite, Inc.*		205,700	2,347,037

Oil, Gas & Consumable Fuels	0.6%
Vital Energy, Inc.*		168,700	3,579,814

Paper & Forest Products	0.7%
Clearwater Paper Corp.*		175,200	4,444,824

Pharmaceuticals	3.2%
ANI Pharmaceuticals, Inc.*		65,600	4,391,920
CorMedix, Inc.*		485,000	2,987,600
Evolus, Inc.*		677,600	8,151,528
Liquidia Corp.*		250,900	3,700,775
			19,231,823

Professional Services	3.2%
CRA International, Inc.		30,000	5,196,000
Huron Consulting Group, Inc.*		40,500	5,809,725
IBEX Hldgs. Ltd.*		148,700	3,620,845
Willdan Group, Inc.*		110,100	4,483,272
			19,109,842

Semiconductors & Semiconductor Equipment	10.6%
ACM Research, Inc.*		296,948	6,930,766
Alpha & Omega Semiconductor Ltd.*		177,700	4,417,622
Ambarella, Inc.*		198,500	9,990,505
Camtek Ltd.*		199,980	11,724,827
Ichor Hldgs. Ltd.*		337,800	7,637,658
Silicon Motion Technology Corp. ADS		183,100	9,257,536
Ultra Clean Hldgs., Inc.*		613,300	13,130,753
			63,089,667

Software	7.8%
AvePoint, Inc.*		296,300	4,278,572
Cellebrite DI Ltd.*		611,700	11,885,331
OneSpan, Inc.		544,800	8,308,200
Radware Ltd.*		274,700	5,939,014
Red Violet, Inc.*		85,300	3,206,427
Verint Systems, Inc.*		274,100	4,892,685
Weave Communications, Inc.*		701,100	7,775,199
			46,285,428

Specialty Retail	1.3%
Boot Barn Hldgs., Inc.*		72,700	7,810,161

Total Equities
(Cost: $486,944,761)			$571,625,484

Total Investments	96.2%
(Cost: $486,944,761)			$571,625,484

Other Assets Less Liabilities	3.8%		22,277,958

Net Assets - 100%			$593,903,442

*	Non-income producing security during the period ended March 31, 2025

ADS - American depositary share

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2025

		Shares	Value
Equities	97.5%

Aerospace & Defense	2.2%
AAR Corp.*		220,000	$12,317,800
Mercury Systems, Inc.*		412,300	17,766,007
			30,083,807

Automobile Components	1.8%
Dorman Products, Inc.*		200,300	24,144,162

Banks	1.9%
Ameris Bancorp		144,100	8,295,837
Commerce Bancshares, Inc.		167,790	10,441,572
First Merchants Corp.		178,400	7,214,496
			25,951,905

Beverages	1.6%
Primo Brands Corp.		632,400	22,443,876

Biotechnology	4.4%
ADMA Biologics, Inc.*		1,611,100	31,964,224
Blueprint Medicines Corp.*		75,000	6,638,250
Krystal Biotech, Inc.*		46,800	8,438,040
Veracyte, Inc.*		468,200	13,882,130
			60,922,644

Chemicals	0.9%
Cabot Corp.		152,800	12,703,792

Communications Equipment	1.0%
Applied Optoelectronics, Inc.*		889,026	13,646,549

Commercial Services & Supplies	1.4%
Clean Harbors, Inc.*		97,000	19,118,700

Construction & Engineering	1.1%
Arcosa, Inc.		203,000	15,655,360

Consumer Finance	0.6%
FirstCash Hldgs., Inc.		70,100	8,434,432

Consumer Staples Distribution & Retail	1.2%
Sprouts Farmers Market, Inc.*		108,500	16,561,440

Diversified Consumer Services	6.6%
Bright Horizons Family Solutions, Inc.*		129,904	16,503,004
Duolingo, Inc.*		31,000	9,626,740
Frontdoor, Inc.*		596,500	22,917,530
Grand Canyon Education, Inc.*		88,700	15,346,874
Stride, Inc.*		207,300	26,223,450
			90,617,598

Electronic Equipment, Instruments & Components	4.7%
Fabrinet*		84,600	16,709,346
Itron, Inc.*		272,400	28,536,624
OSI Systems, Inc.*		100,400	19,511,736
			64,757,706

Energy Equipment & Services	1.4%
NOV, Inc.		716,400	10,903,608
Solaris Energy Infrastructure, Inc.		360,000	7,833,600
			18,737,208

Financial Services	1.3%
Mr. Cooper Group, Inc.*		147,100	17,593,160

Healthcare Equipment & Supplies	3.7%
ICU Medical, Inc.*		143,300	19,898,638
Merit Medical Systems, Inc.*		188,000	19,873,480
Omnicell, Inc.*		333,200	11,648,672
			51,420,790

Healthcare Providers & Services	3.7%
Addus HomeCare Corp.*		59,900	5,923,511
Encompass Health Corp.		352,500	35,701,200
HealthEquity, Inc.*		105,900	9,358,383
			50,983,094

Healthcare Technology	4.3%
Doximity, Inc.*		573,100	33,256,993
Waystar Hldg. Corp.*		692,500	25,871,800
			59,128,793

Hotels, Restaurants & Leisure	2.7%
Dutch Bros, Inc.*		219,000	13,521,060
Life Time Group Hldgs., Inc.*		797,000	24,069,400
			37,590,460

Household Durables	4.0%
Century Communities, Inc.		248,000	16,640,800
SharkNinja, Inc.*		462,800	38,602,148
			55,242,948

Information Technology Services	1.4%
DigitalOcean Hldgs., Inc.*		586,500	19,583,235

Insurance	1.7%
Assurant, Inc.		81,000	16,989,750
Oscar Health, Inc.*		528,900	6,933,879
			23,923,629

Interactive Media & Services	1.1%
CarGurus, Inc.*		500,000	14,565,000

Machinery	3.6%
Federal Signal Corp.		229,700	16,894,435
Flowserve Corp.		471,000	23,003,640
SPX Technologies, Inc.*		75,400	9,710,012
			49,608,087

Marine Transportation	0.4%
Kirby Corp.*		56,900	5,747,469

Metals & Mining	1.0%
Carpenter Technology Corp.		77,100	13,968,978

Oil, Gas & Consumable Fuels	1.3%
Magnolia Oil & Gas Corp.		369,200	9,325,992
Matador Resources Co.		175,300	8,956,077
			18,282,069

Passenger Airlines	2.0%
SkyWest, Inc.*		307,100	26,831,327

Personal Care Products	1.5%
BellRing Brands, Inc.*		273,300	20,349,918

Professional Services	3.7%
ExlService Hldgs., Inc.*		190,800	9,007,668
Genpact Ltd.		523,600	26,378,968
Parsons Corp.*		257,600	15,252,496
			50,639,132

Semiconductors & Semiconductor Equipment	10.7%
Ambarella, Inc.*		342,900	17,258,157
Credo Technology Group Hldg. Ltd.*		1,171,095	47,031,175
MACOM Technology Solutions Hldgs., Inc.*		217,400	21,822,612
Nova Ltd.*		111,000	20,460,630
Onto Innovation, Inc.*		115,500	14,014,770
Rambus, Inc.*		496,300	25,695,933
			146,283,277

Software	14.7%
ACI Worldwide, Inc.*		373,562	20,437,577
Box, Inc.*		597,100	18,426,506
Clear Secure, Inc.		609,400	15,789,554
Commvault Systems, Inc.*		107,000	16,880,320
Dolby Laboratories, Inc.		181,000	14,536,110
Five9, Inc.*		366,600	9,953,190
Freshworks, Inc.*		1,608,300	22,693,113
InterDigital, Inc.*		33,000	6,822,750
Pegasystems, Inc.		195,400	13,584,208
Q2 Hldgs., Inc.*		223,700	17,898,237
Qualys, Inc.*		72,100	9,079,553
SPS Commerce, Inc.*		54,800	7,273,604
Varonis Systems, Inc.*		173,300	7,009,985
Zeta Global Hldgs. Corp.*		1,624,400	22,026,864
			202,411,571

Specialty Retail	1.8%
Five Below, Inc.*		85,000	6,368,625
The Gap, Inc.		817,600	16,850,736
			23,219,361

Textiles, Apparel & Luxury Goods	2.1%
Deckers Outdoor Corp.*		161,000	18,001,410
Under Armour, Inc.*		1,593,200	9,957,500
			27,958,910

Total Equities
(Cost: $1,290,441,464)			$1,339,110,387

Total Investments	97.5%
(Cost: $1,290,441,464)			$1,339,110,387

Other Assets Less Liabilities	2.5%		34,177,531

Net Assets - 100%			$1,373,287,918

*	Non-income producing security during the period ended March 31, 2025

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited) a

March 31, 2025

		Shares	Value
Equities	96.2%

Canada	1.0%
AtkinsRealis Group, Inc.		11,600	$551,103

China	3.3%
American Superconductor Corp.*		30,000	544,200
Angelalign Technology, Inc.*		80,000	567,873
GDS Hldgs. Ltd. ADS*		25,100	635,783
			1,747,856

Germany	4.9%
CTS Eventim AG & Co. KGaA*		15,100	1,514,889
Hensoldt AG*		15,800	1,060,496
			2,575,385

Hong Kong	0.9%
Futu Hldgs. Ltd. ADS*		4,700	481,045

India	2.4%
Federal Bank Ltd.*		320,000	718,444
MakeMyTrip Ltd.*		5,600	548,744
			1,267,188

Israel	1.1%
Cellebrite DI Ltd.*		30,500	592,615

Italy	1.2%
De' Longhi SpA*		19,600	650,168

Japan	9.9%
Asics Corp.		91,800	1,946,855
BayCurrent, Inc.		30,400	1,317,357
Ryohin Keikaku Co. Ltd.		71,200	1,945,077
			5,209,289

Norway	1.1%
Storebrand ASA*		44,000	558,107

Sweden	5.2%
BHG Group AB*		254,400	588,460
Saab AB*		55,100	2,166,500
			2,754,960
Switzerland	1.6%
Accelleron Industries AG*		17,900	829,957

United Kingdom	13.4%
Ashtead Technology Hldgs. PLC*		269,200	1,839,643
Cranswick PLC		20,400	1,292,624
Games Workshop Group PLC		7,800	1,417,353
Intermediate Capital Group PLC		57,300	1,459,473
Just Group PLC*		545,700	1,036,273
			7,045,366

United States of America	50.2%
ACI Worldwide, Inc.*		11,300	618,223
ADMA Biologics, Inc.*		147,800	2,932,352
Ambarella, Inc.*		11,100	558,663
Argan, Inc.*		9,300	1,219,881
Aris Water Solutions, Inc.		21,700	695,268
CareDx, Inc.*		39,200	695,800
Carpenter Technology Corp.		3,900	706,602
Clean Harbors, Inc.*		4,600	906,660
Credo Technology Group Hldg. Ltd.*		51,200	2,056,192
Doximity, Inc.*		10,200	591,906
Encompass Health Corp.*		5,600	567,168
Flowserve Corp.		19,300	942,612
Freshworks, Inc.*		45,100	636,361
ICU Medical, Inc.*		5,500	763,730
LeMaitre Vascular, Inc.		10,400	872,560
MACOM Technology Solutions Hldgs., Inc.*		5,800	582,204
Merit Medical Systems, Inc.*		9,500	1,004,245
Natural Grocers by Vitamin Cottage, Inc.		13,300	534,660
Onto Innovation, Inc.*		8,000	970,720
Oscar Health, Inc.*		35,900	470,649
Parsons Corp.*		18,800	1,113,148
Q2 Hldgs., Inc.*		8,600	688,086
Rambus, Inc.*		10,100	522,928
SharkNinja, Inc.*		18,600	1,551,426
SkyWest, Inc.*		9,500	830,015
The Vita Coco Co., Inc.*		21,200	649,780
Veracyte, Inc.*		25,100	744,215
Waystar Hldg. Corp.*		14,700	549,192
Zeta Global Hldgs. Corp.*		103,200	1,399,392
			26,374,638

Total Equities
(Cost: $45,542,086)			$50,637,677

Total Investments	96.2%
(Cost: $45,542,086)			$50,637,677

Other Assets Less Liabilities	3.8%		1,982,505

Net Assets - 100%			$52,620,182

[a]	Certain securities were fair valued under the discretion of the Board of Trustees

*	Non-income producing security during the period ended March 31, 2025

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	2.9%
Consumer Discretionary	16.4%
Consumer Staples	4.7%
Financials	9.0%
Healthcare	17.7%
Industrials	26.6%
Information Technology	17.6%
Materials	1.3%

Oberweis China Opportunities Fund

Schedule of Investments (unaudited) a

March 31, 2025

		Shares	Value
Equities	99.5%

Automobile Components	1.6%
Hesai Group ADS*		28,000	$414,400
Zhejiang Shuanghuan Driveline Co. Ltd.*		55,000	270,476
			684,876

Automobiles	3.1%
BYD Co. Ltd.*		17,500	886,134
Xpeng, Inc.*		45,000	465,040
			1,351,174

Banks	7.7%
BOC Hong Kong Hldgs. Ltd.*		120,000	485,868
China Construction Bank Corp.		1,600,000	1,417,845
China Merchants Bank Co. Ltd.*		100,000	592,892
HSBC Hldgs. PLC		77,200	872,067
			3,368,672

Beverages	2.0%
Kweichow Moutai Co. Ltd.*		4,000	861,554

Biotechnology	2.4%
3SBio, Inc.*		100,000	153,749
Ascletis Pharma, Inc.*		410,000	425,728
BeiGene Ltd.*		22,000	465,320
			1,044,797

Broadline Retail	13.2%
Alibaba Group Hldg. Ltd.*		230,000	3,805,550
JD.com, Inc.*		43,000	884,570
PDD Hldgs. ADS*		9,000	1,065,150
			5,755,270

Capital Markets	5.8%
China International Capital Corp. Ltd.		200,000	376,046
Futu Hldgs. Ltd. ADS		6,500	665,275
Hithink RoyalFlush Information Network Co. Ltd.		15,000	590,268
Hong Kong Exchanges & Clearing Ltd.		20,000	889,679
			2,521,268

Communications Equipment	1.1%
Arcadyan Technology Corp.*		70,000	479,796

Diversified Consumer Services	1.2%
TAL Education Group ADS*		40,000	528,400

Electrical Equipment	1.2%
Contemporary Amperex Technology Co. Ltd.		15,000	525,004

Electronic Equipment, Instruments & Components	3.6%
AAC Technologies Hldgs., Inc.*		110,000	671,127
Sunny Optical Technology Group Co. Ltd.*		90,000	830,824
Victory Giant Technology Huizhou Co. Ltd.*		7,000	80,008
			1,581,959

Entertainment	2.5%
Kingsoft Corp. Ltd.*		80,000	389,608
NetEase, Inc.		34,000	698,444
			1,088,052

Food Produts	2.1%
Tingyi Cayman Islands Hldg. Corp.*		176,000	295,478
Weilong Delicious Global Hldgs. Ltd.*		320,000	625,895
			921,373

Ground Transportation	1.3%
Full Truck Alliance Co. Ltd. ADS*		45,000	574,650

Healthcare Equipment & Supplies	2.4%
Angelalign Technology, Inc.*		55,000	390,413
Shanghai Conant Optical Co. Ltd.*		75,000	266,908
Shanghai MicroPort MedBot Group Co. Ltd.*		180,000	390,860
			1,048,181

Hotels, Restaurants & Leisure	4.4%
Meituan*		67,000	1,348,197
Trip.com Group Ltd.		9,000	572,098
			1,920,295

Information Technology Services	2.2%
GDS Hldgs. Ltd.*		130,000	411,170
Kingsoft Cloud Hldgs. Ltd.*		550,000	530,153
			941,323

Insurance	2.3%
China Pacific Insurance (Group) Co. Ltd.*		320,000	1,008,159

Internet Software & Services	0.2%
Vnet Group, Inc. ADS*		10,000	82,000

Interactive Media & Services	8.5%
Kuaishou Technology*		25,000	175,313
Tencent Hldgs. Ltd.*		55,000	3,514,255
			3,689,568

Leisure Products	1.0%
Bloks Group Ltd.*		25,200	443,344

Life Sciences Tools & Services	2.0%
WuXi XDC Cayman, Inc.*		155,000	885,587

Machinery	1.9%
Jiangsu Hengli Hydraulic Co. Ltd.*		35,000	385,483
Morimatsu International Hldgs. Co. Ltd.*		160,000	127,603
XCMG Construction Machinery Co. Ltd.*		250,000	297,503
			810,589

Metals & Mining	4.5%
China Hongqiao Group Ltd.*		150,000	310,292
Maanshan Iron & Steel Co. Ltd.*		1,100,000	263,652
TA Chen Stainless Pipe*		265,000	395,203
Zijin Mining Group Co. Ltd.*		430,000	981,210
			1,950,357

Passsenger Airlines	0.6%
Cathay Pacific Airways Ltd.*		200,000	267,059

Real Estate Management & Development	2.1%
China Resources Mixc Lifestyle Services Ltd.*		205,000	906,658

Semiconductors & Semiconductor Equipment	2.1%
Alchip Technologies Ltd.*		2,000	168,595
Hua Hong Semiconductor Ltd.*		60,000	242,031
Shanghai Fudan Microelectronics Group Co. Ltd.*		35,000	112,998
Will Semiconductor Co. Ltd.*		21,000	387,250
			910,874

Software	0.2%
Tuya, Inc.		33,000	99,990

Specialty Retail	8.1%
Chow Tai Fook Jewellery Group Ltd.*		450,000	509,854
Pop Mart International Group Ltd.*		150,000	3,031,590
			3,541,444

Technology Hardware, Storage & Peripherals	7.0%
Asustek Computer, Inc.*		25,000	465,154
Xiaomi Corp.*		400,000	2,531,075
			2,996,229

Textiles, Apparel & Luxury Goods	1.2%
ANTA Sports Products Ltd.*		45,000	494,772

Total Equities
(Cost: $35,281,143)			$43,283,274

Short-Term Investments	2.2%
Fidelity Investments Money Market Government Portfolio Class I 4.23%[b]		937,049	937,049

Total Short-Term Investments
(Cost: $937,049)			$937,049

Total Investments	101.7%
(Cost: $36,218,192)			$44,220,323

Other Liabilities Less Assets	(1.7)%		(737,128)

Net Assets - 100%			$43,483,195

[a]	Certain securities were fair valued under the discretion of the Board of Trustees

[b]	Annualized seven-day effective yield as of March 31, 2025

*	Non-income producing security during the period ended March 31, 2025

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China, Taiwan and Hong Kong)	99.5%

Oberweis International Opportunities Fund

Schedule of Investments (unaudited) a

March 31, 2025

		Shares	Value
Equities	95.4%

Australia	5.0%
Charter Hall Group*		309,900	$3,157,034
Genesis Minerals Ltd.*		1,546,900	3,632,953
JB Hi-Fi Ltd.		88,312	5,161,799
Telix Pharmaceuticals Ltd.*		314,600	5,267,230
			17,219,016

Austria	0.8%
DO & CO AG*		16,183	2,852,324

Canada	11.0%
Alamos Gold, Inc.		328,900	8,787,579
Aritzia, Inc.*		144,600	5,082,251
AtkinsRealis Group, Inc.		37,600	1,786,333
CES Energy Solutions Corp.		589,700	3,032,298
Definity Financial Corp.		83,300	3,701,065
Element Fleet Management Corp.		152,400	3,029,785
iA Financial Corp., Inc.		28,400	2,696,924
MDA Space Ltd.*		256,600	4,901,629
TMX Group Ltd.		127,400	4,651,237
			37,669,101

Finland	2.2%
Konecranes Oyj		45,600	2,918,341
Metso Corp.		431,568	4,474,671
			7,393,012

France	2.2%
Gaztransport Et Technigaz SA*		21,200	3,214,691
Spie SA*		104,300	4,462,366
			7,677,057

Germany	7.9%
Auto1 Group SE*		251,300	5,590,365
CTS Eventim AG & Co.*		90,751	9,104,480
DWS Group GmbH & Co KGaA*		107,500	5,892,716
Hensoldt AG*		94,044	6,312,236
			26,899,797

Italy	5.2%
BPER Banca SpA*		469,600	3,686,269
Brunello Cucinelli SpA*		54,100	6,215,223
De' Longhi SpA*		183,200	6,077,078
Webuild SpA*		544,800	1,876,049
			17,854,619

Japan	19.0%
ABC-Mart, Inc.		254,700	4,752,021
Asics Corp.		354,800	7,524,447
BayCurrent Consulting, Inc.		144,100	6,244,445
Food & Life Cos. Ltd.*		262,900	7,858,772
Fujikura Ltd.		45,900	1,699,902
IHI Corp.		48,800	3,405,696
JVCKenwood Corp.		302,700	2,552,261
Kawasaki Heavy Industries Ltd.		56,200	3,392,236
Rakuten Bank Ltd.*		93,700	4,074,489
Ryohin Keikaku Co. Ltd.		290,600	7,938,755
Sanrio Co. Ltd.		168,200	7,781,879
Santen Pharmaceutical Co. Ltd.		197,900	1,884,805
The Japan Steel Works Ltd.		167,900	5,970,575
			65,080,283

Netherlands	1.8%
Koninklijke Heijmans NV*		61,600	2,605,257
SBM Offshore NV*		162,900	3,471,260
			6,076,517

Norway	7.3%
Aker Solutions ASA		1,303,900	4,191,264
Gjensidige Forsikring ASA		425,700	9,783,974
Nordic Semiconductor ASA*		291,400	3,543,141
Storebrand ASA*		576,148	7,308,006
			24,826,385

Spain	2.3%
Banco de Sabadell SA		1,294,200	3,633,780
Unicaja Banco SA*		2,288,800	4,232,597
			7,866,377
Sweden	11.8%
Betsson AB*		262,300	4,064,074
BoneSupport Holding AB*		111,400	3,268,725
Lagercrantz Group AB*		165,300	3,409,259
Loomis AB*		114,500	4,637,610
Mildef Group AB*		390,800	8,110,739
Mycronic AB*		68,900	2,892,961
Saab AB*		237,100	9,322,636
Skanska AB*		75,400	1,664,157
Storskogen Group AB*		2,393,500	3,113,160
			40,483,321

Switzerland	2.9%
Accelleron Industries AG*		80,300	3,723,217
Sportradar Group AG*		234,400	5,067,728
Sulzer AG*		6,600	1,125,724
			9,916,669

United Kingdom	16.0%
ConvaTec Group PLC*		610,800	2,040,550
Cranswick PLC		94,900	6,013,235
Diploma PLC		93,500	4,680,810
Games Workshop Group PLC		50,050	9,094,682
Greencore Group PLC		1,464,200	3,220,256
IMI PLC*		215,816	5,309,141
Intermediate Capital Group PLC		386,100	9,834,253
Just Group PLC*		2,418,200	4,592,112
Molten Ventures PLC*		459,300	1,521,902
Telecom Plus PLC*		105,100	2,362,408
XPS Pensions Group PLC		1,247,600	6,025,258
			54,694,607

Total Equities
(Cost: $283,836,590)			$326,509,085

Short-Term Investments	2.7%
Fidelity Investments Money Market Government Portfolio Class I 4.23%[b]		9,137,143	9,137,143

Total Short-Term Investments
(Cost: $9,137,143)			$9,137,143

Total Investments	98.1%
(Cost: $292,973,733)			$335,646,228

Other Assets Less Liabilities	1.9%		6,347,131

Net Assets - 100%			$341,993,359

[a]	Certain securities were fair valued under the discretion of the Board of Trustees

[b]	Annualized seven-day effective yield as of March 31, 2025

*	Non-income producing security during the period ended March 31, 2025

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	2.7%
Consumer Discretionary	24.8%
Consumer Staples	2.7%
Energy	4.1%
Financials	20.9%
Healthcare	3.6%
Industrials	28.5%
Information Technology	2.9%
Materials	3.6%
Real Estate	0.9%
Utilities	0.7%

Oberweis Focused International Growth Fund

Schedule of Investments (unaudited) a

March 31, 2025

		Shares	Value
Equities	93.6%

Australia	1.3%
BHP Group Ltd.		5,300	$128,593

Denmark	1.2%
Novo Nordisk A/S		1,800	123,080

France	5.9%
Publicis Groupe SA*		1,200	113,220
Schneider Electric SE*		800	184,679
Societe Generale SA*		6,200	279,710
			577,609

Germany	24.0%
adidas AG*		400	94,346
Deutsche Telekom AG*		7,800	287,980
E.ON SE*		10,100	152,459
Heidelberg Materials AG*		2,000	344,760
Münchener Rückversicherungs AG*		500	315,865
Rheinmetall AG*		500	715,471
SAP SE*		1,200	321,544
Siemens AG*		600	138,570
			2,370,995

Italy	4.2%
Ferrari NV*		250	106,767
UniCredit SpA*		5,500	308,731
			415,498

Japan	14.9%
Hitachi Ltd.		12,200	286,449
Mitsubishi UFJ Financial Group, Inc.		19,700	268,586
Panasonic Holdings Corp.		20,800	248,134
Sony Group Corp.		19,300	488,348
Toyota Motor Corp.		10,000	176,773
			1,468,290

Netherlands	1.3%
ASML Hldg. NV		200	132,357

Singapore	1.5%
Sea Ltd ADS.*		1,100	143,539

Spain	1.4%
Iberdrola SA*		8,800	142,106

Sweden	6.9%
EQT AB*		7,500	228,698
Spotify Technology SA*		500	275,014
Volvo AB*		6,200	181,897
			685,609

Switzerland	11.0%
Cie Financiere Richemont SA*		1,200	209,479
Nestle SA*		2,200	222,325
Roche Hldg. AG		700	230,389
Zurich Insurance Group AG*		600	418,804
			1,080,997

United Kingdom	18.1%
Anglo American PLC		3,500	98,105
AstraZeneca PLC		1,400	205,594
BP PLC		25,300	141,979
HSBC Hldgs. PLC		23,700	268,691
London Stock Exchange Group PLC*		900	133,682
NatWest Group PLC		30,000	177,140
Rolls-Royce Hldgs. PLC*		54,700	531,680
Shell PLC		6,400	232,975
			1,789,846

United States of America	1.9%
Cadence Design Systems, Inc.*		700	178,031

Total Equities
(Cost: $7,700,364)			$9,236,550

Short-Term Investments	8.3%
Fidelity Investments Money Market Government Portfolio Class I 4.23%[b]		814,390	814,390

Total Short-Term Investments
(Cost: $814,390)			$814,390

Total Investments	101.9%
(Cost: $8,514,754)			$10,050,940

Other Liabilities Less Assets	(1.9)%		(184,441)

Net Assets - 100%			$9,866,499

[a]	Certain securities were fair valued under the discretion of the Board of Trustees

[b]	Annualized seven-day effective yield as of March 31, 2025

*	Non-income producing security during the period ended March 31, 2025

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	8.3%
Consumer Discretionary	13.4%
Consumer Staples	2.3%
Energy	3.8%
Financials	24.3%
Healthcare	5.7%
Industrials	20.7%
Information Technology	6.4%
Materials	5.8%
Utilities	2.9%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2025:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$571,625,484	$1,339,110,387
Level 2 - Equities	-	-
Level 3	-	-
Total Investments	$571,625,484	$1,339,110,387

	Global Opportunities Fund	China Opportunities Fund
Level 1 - Equities
Total Asia	$3,520,831	$4,924,832
Total Europe	4,168,540	-
Total North America	26,925,741	-
Total Short-Term Investments	-	937,049
Total Level 1	34,615,112	5,861,881
Level 2 - Equities
Total Asia	5,777,162	38,358,442
Total Europe	10,245,403	-
Total Level 2	16,022,565	38,358,442
Level 3	-	-
Total Investments	$50,637,677	$44,220,323

	International Opportunities Fund	Focused International Growth Fund
Level 1 – Equites
Total Asia	$-	$143,539
Total Europe	32,193,683	275,014
Total North America	37,669,101	178,031
Total Short-Term Investments	9,137,143	814,390
Total Level 1	78,999,927	1,410,974
Level 2 – Equities
Total Asia	65,080,283	1,468,290
Total Australia	17,219,016	128,593
Total Europe	174,347,002	7,043,083
Total Level 2	256,646,301	8,639,966
Level 3	-	-
Total Investments	$335,646,228	$10,050,940

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.